Schedule of Investments (unaudited)
April 30, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.6%
AECC Aero-Engine Control Co. Ltd., Class A	57,498	$141,585
AECC Aviation Power Co. Ltd., Class A	109,698	495,702
Avicopter PLC, Class A	34,999	170,922
Kuang-Chi Technologies Co. Ltd., Class A	94,140	546,861
		1,355,070
Air Freight & Logistics — 0.7%
SF Holding Co. Ltd., Class A	203,315	1,217,093
YTO Express Group Co. Ltd., Class A	143,444	258,517
		1,475,610
Automobile Components — 1.3%
Bethel Automotive Safety Systems Co. Ltd., Class A	24,220	192,353
Changzhou Xingyu Automotive Lighting Systems Co. Ltd., Class A	11,497	209,870
Fuyao Glass Industry Group Co. Ltd., Class A	78,000	623,519
Huayu Automotive Systems Co. Ltd., Class A	125,600	308,048
Huizhou Desay Sv Automotive Co. Ltd., Class A	22,700	326,035
Ningbo Tuopu Group Co. Ltd., Class A	70,337	508,171
Sailun Group Co. Ltd., Class A	140,400	236,141
Shandong Linglong Tyre Co. Ltd., Class A	62,800	123,108
Zhejiang Wanfeng Auto Wheel Co. Ltd., Class A	93,600	215,049
		2,742,294
Automobiles — 3.5%
Anhui Jianghuai Automobile Group Corp. Ltd., Class A	93,600	470,285
BAIC BluePark New Energy Technology Co. Ltd., Class A(a)	234,000	238,334
BYD Co. Ltd., Class A	74,173	3,606,838
Chongqing Changan Automobile Co. Ltd., Class A	346,238	584,271
Great Wall Motor Co. Ltd., Class A	109,263	339,445
Guangzhou Automobile Group Co. Ltd., Class A	265,800	293,237
SAIC Motor Corp. Ltd., Class A	312,806	699,874
Seres Group Co. Ltd., Class A, NVS	62,400	1,120,667
		7,352,951
Banks — 13.6%
Agricultural Bank of China Ltd., Class A	3,510,000	2,617,574
Bank of Beijing Co. Ltd., Class A	865,800	714,803
Bank of Changsha Co. Ltd., Class A	172,000	214,393
Bank of Chengdu Co. Ltd., Class A	171,877	401,727
Bank of China Ltd., Class A	1,444,200	1,098,233
Bank of Communications Co. Ltd., Class A	1,608,002	1,653,092
Bank of Hangzhou Co. Ltd., Class A	250,488	506,981
Bank of Jiangsu Co. Ltd., Class A	749,200	1,047,892
Bank of Nanjing Co. Ltd., Class A	454,080	651,069
Bank of Ningbo Co. Ltd., Class A	269,321	886,252
Bank of Shanghai Co. Ltd., Class A	593,269	847,668
Bank of Suzhou Co. Ltd., Class A	156,400	173,089
China Construction Bank Corp., Class A	390,700	486,727
China Everbright Bank Co. Ltd., Class A	1,904,800	990,812
China Merchants Bank Co. Ltd., Class A	858,002	4,811,522
China Minsheng Banking Corp. Ltd., Class A	1,467,680	804,316
China Zheshang Bank Co. Ltd., Class A	875,500	360,385
Chongqing Rural Commercial Bank Co. Ltd., Class A	362,930	342,278
CNPC Capital Co. Ltd., Class A, NVS	343,540	324,691
Huaxia Bank Co. Ltd., Class A	539,060	539,522
Industrial & Commercial Bank of China Ltd., Class A	2,594,400	2,501,481
Industrial Bank Co. Ltd., Class A	863,947	2,482,536
Ping An Bank Co. Ltd., Class A	796,056	1,195,778
Postal Savings Bank of China Co. Ltd., Class A	1,201,200	846,001
Shanghai Pudong Development Bank Co. Ltd., Class A	1,211,120	1,825,454
Security	Shares	Value
Banks (continued)
Shanghai Rural Commercial Bank Co. Ltd., Class A	390,400	$451,291
		28,775,567
Beverages — 9.1%
Anhui Gujing Distillery Co. Ltd., Class A	15,199	343,779
Anhui Yingjia Distillery Co. Ltd., Class A	31,200	188,528
Beijing Yanjing Brewery Co. Ltd., Class A	124,800	223,029
Chongqing Brewery Co. Ltd., Class A	19,595	155,665
Eastroc Beverage Group Co. Ltd., Class A	21,780	856,823
Jiangsu King's Luck Brewery JSC Ltd., Class A	46,840	305,381
Jiangsu Yanghe Distillery Co. Ltd., Class A	62,400	588,958
Kweichow Moutai Co. Ltd., Class A	51,789	11,024,328
Luzhou Laojiao Co. Ltd., Class A	62,400	1,062,425
Shanxi Xinghuacun Fen Wine Factory Co. Ltd., Class A	50,741	1,424,976
Tsingtao Brewery Co. Ltd., Class A	31,200	319,404
Wuliangye Yibin Co. Ltd., Class A	159,914	2,831,768
		19,325,064
Biotechnology — 0.7%
Beijing Tiantan Biological Products Corp. Ltd., Class A	79,560	208,868
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd., Class A	47,777	430,177
Chongqing Zhifei Biological Products Co. Ltd., Class A	97,900	254,473
Hualan Biological Engineering Inc., Class A	62,452	140,706
Imeik Technology Development Co. Ltd., Class A	12,120	288,019
Shanghai RAAS Blood Products Co. Ltd., Class A	265,600	245,412
		1,567,655
Broadline Retail — 0.1%
CCOOP Group Co. Ltd., Class A(a)	748,800	277,619
Building Products — 0.1%
Beijing New Building Materials PLC, Class A	63,200	243,456
Capital Markets — 7.1%
BOC International China Co. Ltd., Class A	109,600	148,865
Caitong Securities Co. Ltd., Class A	187,651	188,377
Capital Securities Co. Ltd., Class A	78,000	203,103
Changjiang Securities Co. Ltd., Class A	234,400	207,017
China Galaxy Securities Co. Ltd., Class A	307,800	661,866
China Great Wall Securities Co. Ltd., Class A	172,000	182,904
China International Capital Corp. Ltd., Class A	126,400	570,525
China Merchants Securities Co. Ltd., Class A	312,607	706,533
CITIC Securities Co. Ltd., Class A	499,870	1,721,434
CSC Financial Co. Ltd., Class A	172,439	551,255
Dongxing Securities Co. Ltd., Class A	140,439	193,785
East Money Information Co. Ltd., Class A	648,139	1,836,845
Everbright Securities Co. Ltd., Class A	156,400	346,417
Founder Securities Co. Ltd., Class A	343,400	352,108
GF Securities Co. Ltd., Class A	250,000	536,686
Guolian Securities Co. Ltd., Class A	140,800	188,649
Guosen Securities Co. Ltd., Class A	272,600	407,574
Guotai Junan Securities Co. Ltd.	553,645	1,314,613
Guoyuan Securities Co. Ltd., Class A	187,244	192,075
Hithink RoyalFlush Information Network Co. Ltd., Class A	22,000	779,891
Huatai Securities Co. Ltd., Class A	298,000	658,691
Industrial Securities Co. Ltd., Class A	362,908	288,921
Nanjing Securities Co. Ltd., Class A	156,400	166,539
Orient Securities Co. Ltd., Class A	304,621	384,089
SDIC Capital Co. Ltd., Class A	267,600	251,899
Shenwan Hongyuan Group Co. Ltd., Class A	923,600	599,781
Sinolink Securities Co. Ltd., Class A	156,400	174,874
SooChow Securities Co. Ltd., Class A	203,160	218,487
Southwest Securities Co. Ltd., Class A	279,200	158,190

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Capital Markets (continued)
Tianfeng Securities Co. Ltd., Class A(a)	358,800	$192,563
Western Securities Co. Ltd., Class A	188,420	195,302
Zheshang Securities Co. Ltd., Class A	188,027	271,791
Zhongtai Securities Co. Ltd., Class A	298,200	250,525
		15,102,174
Chemicals — 3.9%
Ganfeng Lithium Group Co. Ltd., Class A	67,270	276,801
Guangzhou Tinci Materials Technology Co. Ltd., Class A	78,020	187,409
Hengli Petrochemical Co. Ltd., Class A	297,415	625,482
Hoshine Silicon Industry Co. Ltd., Class A	31,200	219,161
Huafon Chemical Co. Ltd., Class A	203,400	187,283
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd., Class A	344,000	256,138
Jiangsu Eastern Shenghong Co. Ltd., Class A	281,400	340,793
Jiangsu Yoke Technology Co. Ltd., Class A	15,600	118,456
LB Group Co. Ltd., Class A	94,009	214,579
Meihua Holdings Group Co. Ltd., Class A	124,800	188,156
Ningxia Baofeng Energy Group Co. Ltd., Class A	297,000	654,739
Qinghai Salt Lake Industry Co. Ltd., Class A(a)	218,450	480,039
Rongsheng Petrochemical Co. Ltd., Class A	421,201	482,570
Satellite Chemical Co. Ltd., Class A	140,477	350,897
Shandong Hualu Hengsheng Chemical Co. Ltd., Class A	94,460	265,025
Shanghai Putailai New Energy Technology Co. Ltd., Class A	86,714	200,547
Tianqi Lithium Corp., Class A	62,400	246,628
Tongkun Group Co. Ltd., Class A	96,197	144,017
Wanhua Chemical Group Co. Ltd., Class A	133,500	1,000,705
Weihai Guangwei Composites Co. Ltd., Class A	31,232	124,884
Yunnan Energy New Material Co. Ltd., Class A	46,815	178,629
Yunnan Yuntianhua Co. Ltd., Class A	78,000	239,714
Zangge Mining Co. Ltd., Class A	65,400	325,470
Zhejiang Juhua Co. Ltd., Class A	109,600	384,175
Zhejiang Longsheng Group Co. Ltd., Class A	140,800	190,139
Zhejiang NHU Co. Ltd., Class A	124,968	380,262
		8,262,698
Commercial Services & Supplies — 0.2%
Shanghai M&G Stationery Inc., Class A	31,200	126,133
Zhejiang Weiming Environment Protection Co. Ltd., Class A	78,713	210,852
		336,985
Communications Equipment — 1.0%
Guangzhou Haige Communications Group Inc. Co., Class A	109,200	156,067
Hengtong Optic-Electric Co. Ltd., Class A	99,900	212,162
Suzhou TFC Optical Communication Co. Ltd., Class A	24,280	233,068
Yealink Network Technology Corp. Ltd., Class A	46,877	214,222
Zhongji Innolight Co. Ltd., Class A	46,843	547,308
ZTE Corp., Class A	163,200	719,937
		2,082,764
Construction & Engineering — 1.7%
China Energy Engineering Corp. Ltd., Class A	1,341,600	405,886
China National Chemical Engineering Co. Ltd., Class A	249,810	259,442
China Railway Group Ltd., Class A	843,400	640,476
China State Construction Engineering Corp. Ltd., Class A	1,702,000	1,290,343
Metallurgical Corp. of China Ltd., Class A	733,200	291,562
Power Construction Corp. of China Ltd., Class A	718,200	466,563
Sichuan Road & Bridge Group Co. Ltd., Class A	245,900	293,858
		3,648,130
Security	Shares	Value
Construction Materials — 0.4%
Anhui Conch Cement Co. Ltd., Class A	171,600	$568,135
Beijing Oriental Yuhong Waterproof Technology Co. Ltd., Class A	49,800	76,339
China Jushi Co. Ltd., Class A	171,950	277,286
		921,760
Consumer Staples Distribution & Retail — 0.2%
Yifeng Pharmacy Chain Co. Ltd., Class A	47,039	183,268
Yonghui Superstores Co. Ltd., Class A(a)	374,400	263,437
		446,705
Distributors — 0.2%
Zhejiang China Commodities City Group Co. Ltd., Class A	218,400	460,145
Electrical Equipment — 5.9%
China XD Electric Co. Ltd., Class A, NVS	219,000	187,208
CNGR Advanced Material Co. Ltd., Class A	31,560	137,069
Contemporary Amperex Technology Co. Ltd., Class A	182,667	5,835,581
Dongfang Electric Corp. Ltd., Class A	124,890	261,465
Eve Energy Co. Ltd., Class A	78,082	441,549
GEM Co. Ltd., Class A	219,496	184,878
Goldwind Science & Technology Co. Ltd., Class A	141,251	170,035
Goneo Group Co. Ltd., Class A	31,265	306,216
Gotion High-tech Co. Ltd., Class A	79,500	225,885
Jiangsu Zhongtian Technology Co. Ltd., Class A	141,400	271,366
NARI Technology Co. Ltd., Class A	328,088	1,000,185
Ningbo Deye Technology Co. Ltd., Class A, NVS	26,364	313,203
Ningbo Orient Wires & Cables Co. Ltd., Class A	31,200	216,985
Ningbo Sanxing Medical Electric Co. Ltd., Class A	60,800	213,948
Shanghai Electric Group Co. Ltd., Class A(a)	517,250	520,404
Sieyuan Electric Co. Ltd., Class A	32,000	317,155
Sungrow Power Supply Co. Ltd., Class A	85,420	712,562
Sunwoda Electronic Co. Ltd., Class A	78,299	204,601
TBEA Co. Ltd., Class A	202,820	321,757
Zhejiang Chint Electrics Co. Ltd., Class A	93,600	287,124
Zhejiang Huayou Cobalt Co. Ltd., Class A	67,112	312,813
		12,441,989
Electronic Equipment, Instruments & Components — 5.1%
Accelink Technologies Co. Ltd., Class A	31,200	185,323
Avary Holding Shenzhen Co. Ltd., Class A	96,600	381,279
BOE Technology Group Co. Ltd., Class A	1,528,828	807,867
Chaozhou Three-Circle Group Co. Ltd., Class A	78,600	371,814
China Railway Signal & Communication Corp. Ltd., Class A	288,381	201,929
Eoptolink Technology Inc. Ltd., Class A	31,200	392,039
Everdisplay Optronics Shanghai Co. Ltd., Class A(a)	468,800	140,633
Foxconn Industrial Internet Co. Ltd., Class A	546,006	1,375,163
GoerTek Inc., Class A	141,204	412,660
Huagong Tech Co. Ltd., Class A	46,800	261,189
Lens Technology Co. Ltd., Class A	203,200	584,028
Lingyi iTech Guangdong Co., Class A	283,200	311,712
Luxshare Precision Industry Co. Ltd., Class A	296,668	1,261,717
Maxscend Microelectronics Co. Ltd., Class A	22,856	236,003
OFILM Group Co. Ltd., Class A(a)	140,400	217,500
Shanghai BOCHU Electronic Technology Corp. Ltd., Class A	8,271	221,365
Shengyi Technology Co. Ltd., Class A	93,682	314,096
Shennan Circuits Co. Ltd., Class A	20,267	305,511
SUPCON Technology Co. Ltd., Class A	31,228	202,867
Suzhou Dongshan Precision Manufacturing Co. Ltd., Class A	69,500	247,115
TCL Technology Group Corp., Class A	768,281	438,089

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Unisplendour Corp. Ltd., Class A	112,691	$391,008
Universal Scientific Industrial Shanghai Co. Ltd., Class A	81,000	154,564
Victory Giant Technology Huizhou Co. Ltd., Class A	32,000	325,903
Wingtech Technology Co. Ltd., Class A	52,711	252,947
Wuhan Guide Infrared Co. Ltd., Class A	175,204	198,773
WUS Printed Circuit Kunshan Co. Ltd., Class A	78,050	301,727
Zhejiang Dahua Technology Co. Ltd., Class A	142,900	309,745
		10,804,566
Energy Equipment & Services — 0.2%
CNOOC Energy Technology & Services Ltd., Class A	283,074	154,646
Yantai Jereh Oilfield Services Group Co. Ltd., Class A	46,885	202,605
		357,251
Entertainment — 0.2%
37 Interactive Entertainment Network Technology Group Co. Ltd., Class A	93,893	196,031
Mango Excellent Media Co. Ltd., Class A	80,380	251,532
		447,563
Food Products — 2.7%
Angel Yeast Co. Ltd., Class A	35,096	170,146
Foshan Haitian Flavouring & Food Co. Ltd., Class A	187,619	1,082,351
Guangdong Haid Group Co. Ltd., Class A	62,899	479,864
Hebei Yangyuan Zhihui Beverage Co. Ltd., Class A	47,000	156,958
Henan Shuanghui Investment & Development Co. Ltd., Class A	140,800	483,847
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	265,944	1,088,793
Muyuan Foods Co. Ltd., Class A	218,459	1,192,449
New Hope Liuhe Co. Ltd., Class A(a)	187,700	247,810
Wens Foodstuff Group Co. Ltd., Class A	267,246	623,144
Yihai Kerry Arawana Holdings Co. Ltd., Class A	63,200	276,437
		5,801,799
Gas Utilities — 0.1%
ENN Natural Gas Co. Ltd., Class A	110,400	300,164
Ground Transportation — 1.1%
Beijing-Shanghai High Speed Railway Co. Ltd., Class A	2,029,200	1,620,132
Daqin Railway Co. Ltd., Class A	780,000	695,552
		2,315,684
Health Care Equipment & Supplies — 1.2%
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd., Class A	47,400	224,747
Shanghai United Imaging Healthcare Co. Ltd., Class A, NVS	32,172	587,347
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	49,934	1,508,921
Shenzhen New Industries Biomedical Engineering Co. Ltd., Class A	31,200	224,879
		2,545,894
Health Care Providers & Services — 0.8%
Aier Eye Hospital Group Co. Ltd., Class A	392,181	700,977
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class A	62,800	228,492
Huadong Medicine Co. Ltd., Class A	78,425	418,824
Shanghai Pharmaceuticals Holding Co. Ltd., Class A	109,609	270,664
		1,618,957
Household Durables — 2.0%
Beijing Roborock Technology Co. Ltd., Class A	7,421	197,967
Ecovacs Robotics Co. Ltd., Class A	24,000	169,966
Gree Electric Appliances Inc. of Zhuhai, Class A	113,100	709,079
Haier Smart Home Co. Ltd., Class A	265,200	905,711
Security	Shares	Value
Household Durables (continued)
Hang Zhou Great Star Industrial Co. Ltd.	46,800	$150,033
Hisense Home Appliances Group Co. Ltd., Class A	31,200	117,965
Midea Group Co. Ltd., Class A	145,200	1,470,878
Oppein Home Group Inc., Class A	19,083	173,680
Sichuan Changhong Electric Co. Ltd., Class A	187,200	270,551
Zhejiang Supor Co. Ltd., Class A	19,498	150,853
		4,316,683
Independent Power and Renewable Electricity Producers — 4.6%
CGN Power Co. Ltd., Class A	634,300	307,310
China National Nuclear Power Co. Ltd., Class A	842,447	1,070,157
China Three Gorges Renewables Group Co. Ltd., Class A	1,171,000	686,340
China Yangtze Power Co. Ltd., Class A	1,014,088	4,114,454
Datang International Power Generation Co. Ltd., Class A	515,600	220,104
GD Power Development Co. Ltd., Class A	733,200	450,975
Huadian Power International Corp. Ltd., Class A	343,800	270,119
Huaneng Lancang River Hydropower Inc., Class A	224,000	294,323
Huaneng Power International Inc., Class A	376,000	370,314
SDIC Power Holdings Co. Ltd., Class A	328,000	678,866
Shenergy Co. Ltd., Class A	202,800	246,136
Shenzhen Energy Group Co. Ltd., Class A	188,006	165,564
Sichuan Chuantou Energy Co. Ltd., Class A	203,000	474,336
Wintime Energy Group Co. Ltd., Class A, NVS	898,600	165,629
Zhejiang Zheneng Electric Power Co. Ltd., Class A	453,200	327,465
		9,842,092
Insurance — 2.7%
China Life Insurance Co. Ltd., Class A	110,000	549,026
China Pacific Insurance Group Co. Ltd., Class A	280,816	1,153,241
New China Life Insurance Co. Ltd., Class A	93,600	620,052
People's Insurance Co. Group of China Ltd. (The), Class A	391,300	380,126
Ping An Insurance Group Co. of China Ltd., Class A	436,823	3,049,735
		5,752,180
Interactive Media & Services — 0.1%
Kunlun Tech Co. Ltd., Class A	47,000	206,276
IT Services — 0.4%
Isoftstone Information Technology Group Co. Ltd., Class A, NVS	44,150	352,989
Range Intelligent Computing Technology Group Co. Ltd., Class A	63,980	425,993
		778,982
Life Sciences Tools & Services — 0.6%
Hangzhou Tigermed Consulting Co. Ltd., Class A	15,604	95,946
Pharmaron Beijing Co. Ltd., Class A	62,450	199,615
WuXi AppTec Co. Ltd., Class A	109,248	890,839
		1,186,400
Machinery — 3.0%
China CSSC Holdings Ltd., Class A	187,200	754,306
CRRC Corp. Ltd., Class A	1,003,390	968,480
FAW Jiefang Group Co. Ltd., Class A	140,400	139,089
Jiangsu Hengli Hydraulic Co. Ltd., Class A	52,324	538,347
Sany Heavy Industry Co. Ltd., Class A	344,650	897,145
Shandong Himile Mechanical Science & Technology Co. Ltd., Class A	31,200	243,776
Shenzhen Inovance Technology Co. Ltd., Class A	52,261	513,984
Weichai Power Co. Ltd., Class A	280,800	588,439
XCMG Construction Machinery Co. Ltd., Class A	485,000	588,281
Yutong Bus Co. Ltd., Class A	93,800	346,342
Zhejiang Dingli Machinery Co. Ltd., Class A	16,098	96,252

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Zhejiang Sanhua Intelligent Controls Co. Ltd., Class A	78,100	$288,439
Zhuzhou CRRC Times Electric Co. Ltd., Class A, NVS	31,269	195,377
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class A	296,450	299,056
		6,457,313
Marine Transportation — 0.5%
Cosco Shipping Holdings Co. Ltd., Class A	534,250	1,054,973
Media — 0.4%
Focus Media Information Technology Co. Ltd., Class A	593,660	588,784
Jiangsu Phoenix Publishing & Media Corp. Ltd., Class A	109,200	176,442
		765,226
Metals & Mining — 4.8%
Aluminum Corp. of China Ltd., Class A	547,516	482,747
Baoshan Iron & Steel Co. Ltd., Class A	908,070	853,485
Chifeng Jilong Gold Mining Co. Ltd., Class A	65,400	237,495
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	149,700	479,740
China Rare Earth Resources & Technology Co. Ltd., Class A	46,800	201,048
Citic Pacific Special Steel Group Co. Ltd., Class A	140,400	226,250
CMOC Group Ltd., Class A	718,600	699,728
Henan Shenhuo Coal Industry & Electricity Power Co. Ltd., Class A	93,600	219,371
Huaibei Mining Holdings Co. Ltd., Class A	109,200	178,194
Hunan Valin Steel Co. Ltd., Class A	283,940	190,793
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(a)	1,878,600	446,844
JCHX Mining Management Co. Ltd., Class A	31,200	158,883
Jiangxi Copper Co. Ltd., Class A	78,400	229,802
Jinduicheng Molybdenum Co. Ltd., Class A	125,800	169,811
Nanjing Iron & Steel Co. Ltd., Class A	249,600	148,339
Pangang Group Vanadium Titanium & Resources Co. Ltd., Class A(a)	390,000	136,795
Shandong Gold Mining Co. Ltd., Class A	156,828	655,952
Shandong Nanshan Aluminum Co. Ltd., Class A	468,000	235,166
Shanjin International Gold Co. Ltd., Class A	121,720	341,888
Tianshan Aluminum Group Co. Ltd., Class A	190,700	195,476
Tongling Nonferrous Metals Group Co. Ltd., Class A	527,100	229,366
Western Mining Co. Ltd., Class A	93,600	198,404
Western Superconducting Technologies Co. Ltd., Class A	32,899	212,629
Xiamen Tungsten Co. Ltd., Class A	62,898	158,749
Yunnan Aluminium Co. Ltd., Class A	140,600	294,346
Yunnan Chihong Zinc&Germanium Co. Ltd., Class A	187,200	130,862
Zhongjin Gold Corp. Ltd., Class A	202,800	381,651
Zijin Mining Group Co. Ltd., Class A	842,775	2,030,301
		10,124,115
Oil, Gas & Consumable Fuels — 2.9%
China Merchants Energy Shipping Co. Ltd., Class A	332,600	267,398
China Petroleum & Chemical Corp., Class A	1,342,643	1,045,694
China Shenhua Energy Co. Ltd., Class A	265,299	1,398,216
Cosco Shipping Energy Transportation Co. Ltd., Class A	140,449	198,401
Guanghui Energy Co. Ltd., Class A	266,383	212,284
Inner Mongolia Dian Tou Energy Corp. Ltd., Class A	93,600	229,848
PetroChina Co. Ltd., Class A	889,200	977,784
Shaanxi Coal Industry Co. Ltd., Class A	392,001	1,034,172
Shanxi Coking Coal Energy Group Co. Ltd., Class A	234,060	206,393
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	125,340	188,382
Yankuang Energy Group Co. Ltd., Class A	202,885	340,599
		6,099,171
Security	Shares	Value
Paper & Forest Products — 0.1%
Shandong Sun Paper Industry JSC Ltd., Class A	110,000	$211,913
Passenger Airlines — 0.9%
Air China Ltd., Class A(a)	515,400	501,109
China Eastern Airlines Corp. Ltd., Class A(a)	702,800	357,058
China Southern Airlines Co. Ltd., Class A(a)	471,624	363,987
Hainan Airlines Holding Co. Ltd., Class A(a)	1,778,400	325,579
Juneyao Airlines Co. Ltd., Class A	90,700	154,817
Spring Airlines Co. Ltd., Class A	40,300	297,072
		1,999,622
Pharmaceuticals — 2.7%
Beijing Tong Ren Tang Co. Ltd., Class A	57,300	287,150
Changchun High-Tech Industry Group Co. Ltd., Class A	17,340	209,795
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd., Class A	47,400	268,243
CSPC Innovation Pharmaceutical Co. Ltd., Class A	62,440	360,103
Dong-E-E-Jiao Co. Ltd., Class A	31,200	233,269
Hubei Jumpcan Pharmaceutical Co. Ltd., Class A	31,200	112,871
Humanwell Healthcare Group Co. Ltd., Class A	62,400	179,041
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	266,382	1,870,398
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class A	78,063	251,054
Shenzhen Salubris Pharmaceuticals Co. Ltd., Class A	47,300	266,144
Shijiazhuang Yiling Pharmaceutical Co. Ltd., Class A	62,860	118,852
Sichuan Kelun Pharmaceutical Co. Ltd., Class A	62,800	313,031
Yunnan Baiyao Group Co. Ltd., Class A	78,060	614,919
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd., Class A	24,699	697,072
		5,781,942
Real Estate Management & Development — 1.0%
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	378,300	476,289
China Vanke Co. Ltd., Class A(a)	405,600	380,144
Hainan Airport Infrastructure Co. Ltd., Class A, NVS(a)	468,000	225,934
Poly Developments and Holdings Group Co. Ltd., Class A	499,231	574,529
Shanghai Zhangjiang High-Tech Park Development Co. Ltd., Class A	64,000	230,423
Youngor Fashion Co. Ltd., Class A	187,294	193,119
		2,080,438
Semiconductors & Semiconductor Equipment — 7.3%
ACM Research Shanghai Inc., Class A	12,484	180,414
Advanced Micro-Fabrication Equipment Inc./China, Class A	24,961	647,373
Amlogic Shanghai Co. Ltd., Class A(a)	16,851	167,755
Bestechnic Shanghai Co. Ltd., Class A	5,016	306,308
Cambricon Technologies Corp. Ltd., Class A(a)	16,799	1,629,371
China Resources Microelectronics Ltd., Class A	56,883	360,612
CSI Solar Co. Ltd., Class A	154,284	186,408
Flat Glass Group Co. Ltd., Class A	78,400	162,121
GalaxyCore Inc., Class A, NVS	95,489	181,386
GigaDevice Semiconductor Inc., Class A(a)	27,657	490,215
Hangzhou First Applied Material Co. Ltd., Class A	103,254	174,410
Hangzhou Silan Microelectronics Co. Ltd., Class A(a)	62,400	215,259
Hwatsing Technology Co. Ltd., Class A, NVS	9,594	218,697
Hygon Information Technology Co. Ltd., Class A, NVS	94,610	1,937,821
Ingenic Semiconductor Co. Ltd., Class A	18,200	170,047
JA Solar Technology Co. Ltd., Class A	140,480	184,621
JCET Group Co. Ltd., Class A	78,000	359,013
Jinko Solar Co. Ltd., Class A	418,611	315,726
LONGi Green Energy Technology Co. Ltd., Class A	312,446	632,092

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI China A ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Loongson Technology Corp. Ltd., Class A(a)	12,952	$231,777
Montage Technology Co. Ltd., Class A	50,197	530,929
National Silicon Industry Group Co. Ltd., Class A	108,800	261,640
NAURA Technology Group Co. Ltd., Class A	21,800	1,354,527
Nexchip Semiconductor Corp., Class A(a)	83,772	246,562
Piotech Inc., Class A, NVS	11,564	249,121
Rockchip Electronics Co. Ltd., Class A	16,200	381,104
Sanan Optoelectronics Co. Ltd., Class A	206,200	348,660
SG Micro Corp., Class A	20,495	285,656
Shenzhen Goodix Technology Co. Ltd., Class A	21,000	202,862
Suzhou Maxwell Technologies Co. Ltd., Class A	11,256	107,841
TCL Zhonghuan Renewable Energy Technology Co. Ltd., Class A	165,123	174,059
Tianshui Huatian Technology Co. Ltd., Class A	143,400	183,019
TongFu Microelectronics Co. Ltd., Class A	62,400	219,920
Tongwei Co. Ltd., Class A	190,293	427,105
Trina Solar Co. Ltd., Class A	96,589	174,194
Unigroup Guoxin Microelectronics Co. Ltd., Class A	34,679	305,793
Will Semiconductor Co. Ltd. Shanghai, Class A	50,255	912,063
Xinjiang Daqo New Energy Co. Ltd., Class A	76,862	188,342
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd., Class A	46,801	176,718
		15,481,541
Software — 1.6%
360 Security Technology Inc., Class A	283,800	399,965
Beijing Kingsoft Office Software Inc., Class A	18,601	754,984
China National Software & Service Co. Ltd., Class A(a)	31,220	195,417
Empyrean Technology Co. Ltd., Class A, NVS	16,000	262,362
Hundsun Technologies Inc., Class A	78,782	282,237
Iflytek Co. Ltd., Class A	93,650	607,230
Jiangsu Hoperun Software Co. Ltd., Class A(a)	31,200	222,989
Shanghai Baosight Software Co. Ltd., Class A	93,705	346,750
Yonyou Network Technology Co. Ltd., Class A(a)	140,649	285,453
		3,357,387
Specialty Retail — 0.4%
China Tourism Group Duty Free Corp. Ltd., Class A	78,041	680,641
HLA Group Corp. Ltd., Class A	203,109	231,954
		912,595
Technology Hardware, Storage & Peripherals — 1.0%
Anker Innovations Technology Co. Ltd., Class A	22,110	271,098
China Greatwall Technology Group Co. Ltd., Class A(a)	125,700	253,098
GRG Banking Equipment Co. Ltd., Class A	96,600	164,285
Huaqin Technology Co. Ltd., Class A	31,200	283,876
IEIT Systems Co. Ltd., Class A	63,860	449,112
Ninestar Corp., Class A(a)	62,610	189,616
Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Shenzhen Transsion Holdings Co. Ltd., Class A	46,198	$477,129
		2,088,214
Trading Companies & Distributors — 0.1%
Xiamen C & D Inc., Class A	125,000	179,144
Transportation Infrastructure — 0.4%
China Merchants Expressway Network & Technology Holdings Co. Ltd., Class A	233,500	412,137
Liaoning Port Co. Ltd., Class A	780,000	156,530
Shanghai International Airport Co. Ltd., Class A	46,822	206,589
		775,256
Wireless Telecommunication Services — 0.5%
China United Network Communications Ltd., Class A	1,312,000	960,471
Total Common Stocks — 99.7% (Cost: $154,038,145)		211,422,448
Rights
Pharmaceuticals — 0.0%
Kangmei Pharmaceutical Co. Ltd. (Expires 12/31/49)(b)	26,763	—
Total Rights — 0.0% (Cost: $—)		—
Total Long-Term Investments — 99.7% (Cost: $154,038,145)		211,422,448
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.30%(c)(d)	370,000	370,000
Total Short-Term Securities — 0.2% (Cost: $370,000)		370,000
Total Investments — 99.9% (Cost: $154,408,145)		211,792,448
Other Assets Less Liabilities — 0.1%		281,089
Net Assets — 100.0%		$212,073,537

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/25	Shares Held at 04/30/25	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$170,000	$200,000 (a)	$—	$—	$—	$370,000	370,000	$60,716	$—

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited)(continued)
April 30, 2025
iShares® MSCI China A ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE China A50 Index	43	05/29/25	$561	$(8,603)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$412,137	$211,010,311	$—	$211,422,448
Rights	—	—	—	—
Short-Term Securities
Money Market Funds	370,000	—	—	370,000
	$782,137	$211,010,311	$—	$211,792,448
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(8,603)	$—	$(8,603)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
JSC	Joint Stock Company
NVS	Non-Voting Shares